Form 5500	12 Months Ended
Dec. 31, 2025
EBP 219
EBP, Schedule of Reportable Transaction [Line Items]
Form 5500

SCHEDULE I (Form 5500) Department of the Treasury Internal Revenue Service
Financial Information—Small Plan
This schedule is required to be filed under section 104 of the Employee Retirement Income Security Act of 1974 (ERISA) and section 6058(a) of the Internal Revenue Code (the Code).
4 File as an attachment to Form 5500.
OMB No. 1210-0110
2025
Department of Labor Employee Benefits Security Administration	This Form is Open to Public Inspection.
Pension Benefit Guaranty Corporation
For calendar plan year 2025 or fiscal plan year beginning    01/01/2025    and ending    11/01/2025

A Name of plan BUNGE SAVINGS PLAN - SUPPLEMENTAL PLAN A	B Three-digit plan number (PN) 4	219

C Plan sponsor's name as shown on line 2a of Form 5500 Bunge North America, Inc.	D Employer Identification Number (EIN) 13-4977260
Complete Schedule I if the plan covered fewer than 100 participants as of the beginning of the plan year. You may also complete Schedule I if you are filing as a small plan under the 80-120 participant rule (see instructions). Complete Schedule H if reporting as a large plan or DFE.

Part I	Small Plan Financial Information

Report below the current value of assets and liabilities, income, expenses, transfers and changes in net assets during the plan year. Combine the value of plan assets held in more than one trust. Do not enter the value of the portion of an insurance contract that guarantees during this plan year to pay a specific dollar benefit at a future date. Include all income and expenses of the plan including any trust(s) or separately maintained fund(s) and any payments/receipts to/from insurance carriers. Round off amounts to the nearest dollar.

1 Plan Assets and Liabilities: aTotal plan assets………………………………………………............... bTotal plan liabilities………………………………………………………. cNet plan assets (subtract line 1b from line 1a)………………………..		(a) Beginning of Year	(b) End of Year
	1a	5,837,538	0
	1b	0	0
	1c	5,837,538	0
2    Income, Expenses, and Transfers for this Plan Year:
aContributions received or receivable:
(1)Employers…………………………………………………………
(2)Participants…………………………………………………………
(3)Others (including rollovers)…………………………………….....
bNoncash contributions…………………………………………………..
cOther income…………………………………………………………….
dTotal income (add lines 2a(1), 2a(2), 2a(3), 2b, and 2c)……………
eBenefits paid (including direct rollovers)………………………………
fCorrective distributions (see instructions)…………………………….
gCertain deemed distributions of participant loans
(see instructions)……………………………………………………….
hAdministrative service providers (salaries, fees, and commissions)..
iOther expenses…………………………………………………………..
jTotal expenses (add lines 2e, 2f, 2g, 2h, and 2i)…………………….
kNet income (loss) (subtract line 2j from line 2d)………………………
lTransfers to (from) the plan (see instructions)...................................
		(a) Amount	(b) Total

	2a(1)	4,453
	2a(2)	418,522
	2a(3)	0
	2b	0
	2c	954,871
	2d		1,377,846
	2e	309,708
	2f	0
	2g	0
	2h	6,338
	2i	0
	2j		316,046
	2k		1,061,800
	2l		(6,899,338)
3 Specific Assets: If the plan held assets at any time during the plan year in any of the following categories, check "Yes" and enter the current value of any assets remaining in the plan as of the end of the plan year. Allocate the value of the plan's interest in a commingled trust containing the assets of more than one plan on a line-by-line basis unless the trust meets one of the specific exceptions described in the instructions.

	Yes	No	Amount
aPartnership/joint venture interests………………………………………………………………….
bEmployer real property……………………………………………………………………….……..
cReal estate (other than employer real property)……………………………………………….…
dEmployer securities…………………………………………………………………………….……
eParticipant loans……………………………………………………………………………………..
3a		X
3b		X
3c		X
3d		X
3e	X		0

		Yes	No	Amount
3f Loans (other than to participants)……………………………………………………………...........	3f		X
g Tangible personal property……………………………………………………………........................	3g		X

Part II	Compliance Questions
4 During the plan year:		Yes	No	Amount
aWas there a failure to transmit to the plan any participant contributions within the time period described in 29 CFR 2510.3-102? Continue to answer "Yes" for any prior year failures until fully corrected (See instructions and DOL's Voluntary Fiduciary Correction Program.)…………..…………….
bWere any loans by the plan or fixed income obligations due the plan in default as of the close of plan year or classified during the year as uncollectible? Disregard participant loans secured by the participant's account balance……………………………………………………………………………………
cWere any leases to which the plan was a party in default or classified during the year as uncollectible?.............................................................................................................................................
dWere there any nonexempt transactions with any party-in-interest? (Do not include transactions reported on line 4a.)……………………………………………………………………………………………..
eWas the plan covered by a fidelity bond?..................................................................................................
fDid the plan have a loss, whether or not reimbursed by the plan's fidelity bond, that was caused by fraud or dishonesty?...................................................................................................................................
gDid the plan hold any assets whose current value was neither readily determinable on an established market nor set by an independent third party appraiser?.........................................................................
hDid the plan receive any noncash contributions whose value was neither readily determinable on an established market nor set by an independent third party appraiser?.......................................................
iDid the plan at any time hold 20% or more of its assets in any single security, debt, mortgage, parcel of real estate, or partnership/joint venture interest?......................................................................................
jWere all the plan assets either distributed to participants or beneficiaries, transferred to another plan, or brought under the control of the PBGC?..............................................................................................
kAre you claiming a waiver of the annual examination and report of an independent qualified public accountant (IQPA) under 29 CFR 2520.104-46? If "No," attach an IQPA's report or 2520.104-50 statement.(See instructions on waiver eligibility and conditions.)………………………………………………
lHas the plan failed to provide any benefit when due under the plan?
mIf this is an individual account plan, was there a blackout period? (See instructions and 29 CFR, 2520.101-3.)…………………………………………………………………………………………………….
nIf 4m was answered "Yes," check the "Yes" box if you either provided the required notice or one of the exceptions to providing the notice applied under 29 CFR 2520.101-3…………………………………….

	4a		X

	4b		X

	4c		X

	4d		X
	4e	X		25,000,000

	4f		X

	4g		X

	4h		X

	4i		X

	4j	X

	4k	X
	4l		X

	4m		X

	4n		X
5a Has a resolution to terminate the plan been adopted during the plan year or any prior plan year?    ☐ Yes ☒ No
If "Yes," enter the amount of any plan assets that reverted to the employer this year Amount:
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5b If, during this plan year, any assets or liabilities were transferred from this plan to another plan(s), identify the plan(s) to which assets or liabilities were transferred. (See instructions.)

5b(1) Name of plan(s)	5b(2) EIN(s)	5b(3) PN(s)
BUNGE SAVINGS PLAN	13-4977260	019

5c Was the plan a defined benefit plan covered under the PBGC insurance program at any time during this plan year? (see ERISA section 4021 and instructions.).......................................................................................................................................................... ☐ Yes ☐ No ☐ Not determined
If "Yes" is checked, enter the My PAA confirmation number from the PBGC premium filing for this plan year    .
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